Financial Instruments (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)	R$ 31,777,859	R$ 20,954,662
Interbank transactions	78,774	113,129
Financial liabilities amortized cost	31,777,859	20,954,662
Demand Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)	345,801	320,209
Time Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)	20,504,881	16,256,733
Loans And Borrowing [Member]
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)	667,089	480,103
Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)	6,170,529	3,255,985
Debt Issued And Other Borrowed Funds [Member]
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)	759,339	522,282
Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)		6,221
Debentures [Member]
IfrsStatementLineItems [Line Items]
Debentures (from Repurchase Agreements)	R$ 3,251,446